Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTEGRATED EQUITY FUNDS, INC.
Entity Central Index Key	0001038469
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000166442
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Large-Cap Value Equity Fund
Class Name	Investor Class
Trading Symbol	TQMVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - Investor Class	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. large-cap value stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates late in the year.

  Relative to the Russell 1000 Value Index, stock selection in the energy sector—such as Valero Energy and Marathon Petroleum—made a strong contribution to relative performance. Stock choices among financials companies also contributed materially.

  On the other hand, our stock selection in the industrials and business services sector—such as consulting, technology, and engineering services company Booz Allen Hamilton—detracted from relative performance. Information technology stock choices, such as GoDaddy, a provider of internet access services to small businesses, also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. companies that appear undervalued by various measures. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis, and we seek companies with quality characteristics, which include a high return on capital employed, good earnings quality, and earnings stability. Notable positioning changes during the year include increased exposure to information technology, communication services, and consumer discretionary stocks, and reduced exposure to health care, consumer staples, and energy. While we generally keep sector allocations close to those of the Russell benchmark, we may take larger positions in sectors in which we find stocks of quality companies that appear inexpensive versus their respective industries and the overall equity universe.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Large-Cap Value Equity Fund (Investor Class)	14.62%	13.08%	11.56%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	15.12
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	11.22

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,497,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ (55,000)
InvestmentCompanyPortfolioTurnover	87.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,497 Number of Portfolio Holdings155
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.4%
Industrials & Business Services	12.2
Information Technology	11.8
Health Care	11.8
Consumer Discretionary	7.8
Communication Services	7.4
Energy	5.8
Consumer Staples	5.5
Utilities	5.1
Other	8.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.8%
Berkshire Hathaway	2.1
Bank of America	2.1
JPMorgan Chase	2.0
Amazon.com	1.7
Citigroup	1.7
Charles Schwab	1.4
Lowe's	1.4
Chubb	1.4
QUALCOMM	1.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166443
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Large-Cap Value Equity Fund
Class Name	Advisor Class
Trading Symbol	TQVAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - Advisor Class	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. large-cap value stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates late in the year.

  Relative to the Russell 1000 Value Index, stock selection in the energy sector—such as Valero Energy and Marathon Petroleum—made a strong contribution to relative performance. Stock choices among financials companies also contributed materially.

  On the other hand, our stock selection in the industrials and business services sector—such as consulting, technology, and engineering services company Booz Allen Hamilton—detracted from relative performance. Information technology stock choices, such as GoDaddy, a provider of internet access services to small businesses, also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. companies that appear undervalued by various measures. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis, and we seek companies with quality characteristics, which include a high return on capital employed, good earnings quality, and earnings stability. Notable positioning changes during the year include increased exposure to information technology, communication services, and consumer discretionary stocks, and reduced exposure to health care, consumer staples, and energy. While we generally keep sector allocations close to those of the Russell benchmark, we may take larger positions in sectors in which we find stocks of quality companies that appear inexpensive versus their respective industries and the overall equity universe.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Large-Cap Value Equity Fund (Advisor Class)	14.33%	12.79%	11.27%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	15.12
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	11.22

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,497,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ (55,000)
InvestmentCompanyPortfolioTurnover	87.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,497 Number of Portfolio Holdings155
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.4%
Industrials & Business Services	12.2
Information Technology	11.8
Health Care	11.8
Consumer Discretionary	7.8
Communication Services	7.4
Energy	5.8
Consumer Staples	5.5
Utilities	5.1
Other	8.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.8%
Berkshire Hathaway	2.1
Bank of America	2.1
JPMorgan Chase	2.0
Amazon.com	1.7
Citigroup	1.7
Charles Schwab	1.4
Lowe's	1.4
Chubb	1.4
QUALCOMM	1.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166444
Shareholder Report [Line Items]
Fund Name	Integrated U.S. Large-Cap Value Equity Fund
Class Name	I Class
Trading Symbol	TQVIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Large-Cap Value Equity Fund - I Class	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. large-cap value stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates late in the year.

  Relative to the Russell 1000 Value Index, stock selection in the energy sector—such as Valero Energy and Marathon Petroleum—made a strong contribution to relative performance. Stock choices among financials companies also contributed materially.

  On the other hand, our stock selection in the industrials and business services sector—such as consulting, technology, and engineering services company Booz Allen Hamilton—detracted from relative performance. Information technology stock choices, such as GoDaddy, a provider of internet access services to small businesses, also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. companies that appear undervalued by various measures. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis, and we seek companies with quality characteristics, which include a high return on capital employed, good earnings quality, and earnings stability. Notable positioning changes during the year include increased exposure to information technology, communication services, and consumer discretionary stocks, and reduced exposure to health care, consumer staples, and energy. While we generally keep sector allocations close to those of the Russell benchmark, we may take larger positions in sectors in which we find stocks of quality companies that appear inexpensive versus their respective industries and the overall equity universe.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/26/16
Integrated U.S. Large-Cap Value Equity Fund (I Class)	14.86%	13.29%	11.77%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	15.12
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	11.22

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,497,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ (55,000)
InvestmentCompanyPortfolioTurnover	87.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,497 Number of Portfolio Holdings155
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	24.4%
Industrials & Business Services	12.2
Information Technology	11.8
Health Care	11.8
Consumer Discretionary	7.8
Communication Services	7.4
Energy	5.8
Consumer Staples	5.5
Utilities	5.1
Other	8.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.8%
Berkshire Hathaway	2.1
Bank of America	2.1
JPMorgan Chase	2.0
Amazon.com	1.7
Citigroup	1.7
Charles Schwab	1.4
Lowe's	1.4
Chubb	1.4
QUALCOMM	1.4

Updated Prospectus Web Address	www.troweprice.com/paperless